General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses
General and Administrative Expenses

11. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the year ended
	December 31,
	2022	2023	2024
Administrative services fees (Note 14)	8,513	8,996	8,998
Commercial management fees (Note 14)	4,610	4,890	4,463
Share-based compensation (Note 19)	760	1,357	—
Other expenses	3,626	7,552	2,961
Total	17,509	22,795	16,422

Other expenses include legal and professional costs relating to the Transaction of $1,799 for the year ended December 31, 2024 ($4,144 for the year ended December 31,2023 and nil for the year ended December 31, 2022).